Quarterly Holdings Report
for
Fidelity® High Income Central Fund
May 31, 2023
HICII-NPRT3-0723
1.861967.115
Corporate Bonds - 78.4%
	Principal Amount (a)	Value ($)
Convertible Bonds - 3.3%
Broadcasting - 1.4%
DISH Network Corp.:
0% 12/15/25	3,263,000	1,492,823
2.375% 3/15/24	13,472,000	11,619,600
3.375% 8/15/26	20,439,000	9,173,023
		22,285,446
Diversified Financial Services - 0.2%
New Cotai LLC 5% 2/24/27 (b)	1,592,432	2,903,003
Energy - 1.7%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,687,240	10,579,838
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,913,114	18,266,681
		28,846,519
TOTAL CONVERTIBLE BONDS		54,034,968
Nonconvertible Bonds - 75.1%
Aerospace - 1.9%
ATI, Inc.:
4.875% 10/1/29	1,205,000	1,069,418
5.125% 10/1/31	845,000	741,282
5.875% 12/1/27	2,480,000	2,362,200
Bombardier, Inc.:
6% 2/15/28 (d)	3,615,000	3,333,985
7.875% 4/15/27 (d)	6,180,000	6,109,942
Moog, Inc. 4.25% 12/15/27 (d)	735,000	685,355
TransDigm, Inc.:
5.5% 11/15/27	12,450,000	11,703,000
7.5% 3/15/27	5,250,000	5,235,288
Wesco Aircraft Holdings, Inc. 8.5% 11/15/24 (d)(e)	1,585,000	71,325
		31,311,795
Air Transportation - 0.8%
Air Canada 3.875% 8/15/26 (d)	2,110,000	1,958,684
Allegiant Travel Co. 7.25% 8/15/27 (d)	1,545,000	1,533,413
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	8,125,000	8,226,351
United Airlines, Inc. 4.625% 4/15/29 (d)	1,650,000	1,494,640
Western Global Airlines LLC 10.375% 8/15/25 (d)	2,660,000	172,900
		13,385,988
Automotive - 0.2%
Ford Motor Co. 6.1% 8/19/32	1,740,000	1,633,715
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,480,000	2,005,674
		3,639,389
Automotive & Auto Parts - 1.7%
Dana, Inc.:
4.25% 9/1/30	1,400,000	1,121,718
5.625% 6/15/28	2,450,000	2,243,006
Ford Motor Co. 3.25% 2/12/32	4,510,000	3,427,081
Ford Motor Credit Co. LLC:
2.9% 2/16/28	2,000,000	1,688,445
4.95% 5/28/27	5,375,000	5,030,982
5.125% 6/16/25	2,560,000	2,481,947
7.35% 11/4/27	5,000,000	5,044,225
LCM Investments Holdings 4.875% 5/1/29 (d)	3,665,000	3,056,227
Macquarie AirFinance Holdings 8.375% 5/1/28 (d)	2,010,000	1,980,111
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	1,770,000	1,564,344
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)	875,000	452,813
		28,090,899
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
5.8% 5/1/25	20,000	19,767
8% 11/1/31	11,003,000	11,217,285
8% 11/1/31	3,928,000	4,095,637
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	7,280,000	6,488,101
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (d)	4,250,000	3,379,090
		25,199,880
Broadcasting - 1.6%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)	2,590,000	1,844,681
7.75% 4/15/28 (d)	1,370,000	1,020,591
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)(e)	2,515,000	105,669
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	2,970,000	1,889,793
iHeartCommunications, Inc. 9% 12/31/49 (b)(e)	780,000	0
Nexstar Media, Inc. 5.625% 7/15/27 (d)	2,755,000	2,527,713
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)	2,170,000	1,670,900
5.375% 1/15/31 (d)	1,130,000	788,864
Scripps Escrow, Inc. 5.875% 7/15/27 (d)	1,780,000	1,370,673
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)	2,155,000	1,694,896
5% 8/1/27 (d)	5,295,000	4,800,784
Univision Communications, Inc.:
6.625% 6/1/27 (d)	5,150,000	4,875,962
7.375% 6/30/30 (d)	3,455,000	3,212,223
		25,802,749
Building Materials - 0.6%
Advanced Drain Systems, Inc.:
5% 9/30/27 (d)	505,000	476,138
6.375% 6/15/30 (d)	3,635,000	3,584,110
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)	590,000	474,950
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	1,825,000	1,610,362
6% 12/1/29 (d)	1,705,000	1,400,124
6.125% 7/1/29 (d)	1,005,000	832,220
Victors Merger Corp. 6.375% 5/15/29 (d)	3,465,000	2,208,206
		10,586,110
Cable/Satellite TV - 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (d)	3,730,000	2,759,487
4.5% 8/15/30 (d)	3,095,000	2,547,655
4.5% 6/1/33 (d)	4,415,000	3,370,254
4.75% 3/1/30 (d)	5,200,000	4,385,515
5% 2/1/28 (d)	12,055,000	10,955,730
5.125% 5/1/27 (d)	3,920,000	3,631,184
6.375% 9/1/29 (d)	2,165,000	2,019,231
CSC Holdings LLC:
3.375% 2/15/31 (d)	3,305,000	2,259,177
4.125% 12/1/30 (d)	2,590,000	1,797,871
4.5% 11/15/31 (d)	2,175,000	1,512,240
4.625% 12/1/30 (d)	5,895,000	2,519,959
5% 11/15/31 (d)	2,290,000	990,803
5.375% 2/1/28 (d)	4,625,000	3,638,665
5.75% 1/15/30 (d)	3,690,000	1,625,187
7.5% 4/1/28 (d)	4,545,000	2,462,507
DISH DBS Corp. 5.75% 12/1/28 (d)	1,465,000	1,062,602
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	6,820,000	5,251,468
6.5% 9/15/28 (d)	5,050,000	2,537,625
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	8,600,000	7,955,000
VZ Secured Financing BV 5% 1/15/32 (d)	6,990,000	5,559,602
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)	1,155,000	885,726
6% 1/15/27 (d)	4,760,000	4,385,246
Ziggo BV 4.875% 1/15/30 (d)	1,730,000	1,439,680
		75,552,414
Chemicals - 2.2%
Avient Corp. 5.75% 5/15/25 (d)	1,970,000	1,960,361
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	2,445,000	2,310,426
CVR Partners LP 6.125% 6/15/28 (d)	3,010,000	2,612,041
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (d)(f)	5,905,000	4,015,400
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	535,000	488,188
7% 12/31/27 (d)	680,000	583,732
LSB Industries, Inc. 6.25% 10/15/28 (d)	270,000	244,350
NOVA Chemicals Corp. 4.25% 5/15/29 (d)	2,650,000	2,182,531
Olympus Water U.S. Holding Corp.:
7.125% 10/1/27 (d)	1,560,000	1,454,831
9.75% 11/15/28 (d)(g)	1,805,000	1,791,463
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)	2,630,000	2,330,486
6.625% 5/1/29 (d)	1,755,000	1,453,797
The Chemours Co. LLC:
4.625% 11/15/29 (d)	2,245,000	1,817,177
5.375% 5/15/27	2,940,000	2,706,914
5.75% 11/15/28 (d)	3,490,000	3,072,285
Tronox, Inc. 4.625% 3/15/29 (d)	2,210,000	1,793,825
W.R. Grace Holding LLC:
4.875% 6/15/27 (d)	3,255,000	3,018,850
5.625% 8/15/29 (d)	2,375,000	1,971,810
		35,808,467
Consumer Products - 0.4%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,405,002
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (d)	1,775,000	1,614,540
Gannett Holdings LLC 6% 11/1/26 (d)	1,390,000	1,157,175
Mattel, Inc. 3.375% 4/1/26 (d)	745,000	683,359
The Scotts Miracle-Gro Co. 4% 4/1/31	1,495,000	1,186,925
TKC Holdings, Inc. 10.5% 5/15/29 (d)	1,884,000	1,266,990
		7,313,991
Containers - 0.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)	2,525,000	1,962,657
Berry Global, Inc.:
4.5% 2/15/26 (d)	2,134,000	2,054,411
4.875% 7/15/26 (d)	1,355,000	1,310,727
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	1,430,000	1,212,368
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	1,185,000	1,041,425
Trident Holdings, Inc. 12.75% 12/31/28 (d)	845,000	864,013
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	1,510,000	1,434,667
		9,880,268
Diversified Financial Services - 2.5%
Altice France Holding SA 10.5% 5/15/27 (d)	4,240,000	2,533,400
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	9,125,000	5,752,367
3.625% 10/1/31 (d)	6,085,000	3,544,367
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (d)	5,505,000	5,460,960
FLY Leasing Ltd. 7% 10/15/24 (d)	7,485,000	6,596,156
Hightower Holding LLC 6.75% 4/15/29 (d)	970,000	836,004
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	2,200,000	2,058,613
5.25% 5/15/27	5,970,000	4,910,325
6.375% 12/15/25	1,740,000	1,567,050
MSCI, Inc. 4% 11/15/29 (d)	5,785,000	5,192,775
OneMain Finance Corp. 7.125% 3/15/26	3,460,000	3,308,652
		41,760,669
Diversified Media - 0.5%
Allen Media LLC 10.5% 2/15/28 (d)	7,650,000	4,201,050
Cmg Media Corp. 8.875% 12/15/27 (d)	3,285,000	2,127,727
Lamar Media Corp. 4.875% 1/15/29	1,980,000	1,830,866
		8,159,643
Energy - 11.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (d)	2,220,000	2,117,311
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (d)	2,475,000	2,295,468
6.875% 4/1/27 (d)	700,000	668,855
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,235,000	1,104,931
Centennial Resource Production LLC 5.875% 7/1/29 (d)	2,610,000	2,427,300
Citgo Holding, Inc. 9.25% 8/1/24 (d)	2,625,000	2,628,281
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	2,610,000	2,512,125
7% 6/15/25 (d)	6,180,000	6,070,243
CNX Resources Corp.:
6% 1/15/29 (d)	1,185,000	1,094,292
7.375% 1/15/31 (d)	1,685,000	1,621,859
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	1,595,000	1,329,820
6.75% 3/1/29 (d)	3,485,000	3,045,907
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,045,000	1,024,957
6% 2/1/29 (d)	7,210,000	6,670,115
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	830,000	778,125
CVR Energy, Inc.:
5.25% 2/15/25 (d)	4,990,000	4,748,384
5.75% 2/15/28 (d)	3,995,000	3,357,718
Delek Logistics Partners LP 7.125% 6/1/28 (d)	1,520,000	1,383,200
DT Midstream, Inc.:
4.125% 6/15/29 (d)	2,545,000	2,207,027
4.375% 6/15/31 (d)	2,545,000	2,140,418
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	4,185,000	4,132,688
EnLink Midstream LLC:
5.625% 1/15/28 (d)	1,060,000	1,021,135
6.5% 9/1/30 (d)	2,150,000	2,136,709
EQT Corp. 3.625% 5/15/31 (d)	1,720,000	1,466,008
Harvest Midstream I LP 7.5% 9/1/28 (d)	5,565,000	5,321,304
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,560,000	1,351,802
5.125% 6/15/28 (d)	2,905,000	2,719,806
5.5% 10/15/30 (d)	920,000	833,696
5.625% 2/15/26 (d)	6,900,000	6,770,625
Jonah Energy Parent LLC 12% 11/5/25 (b)(c)	9,428,234	9,239,670
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)	2,685,000	2,510,475
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)	7,159,924	5,222,270
MEG Energy Corp. 5.875% 2/1/29 (d)	4,235,000	3,999,023
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	4,008,019
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	1,065,000	1,045,329
New Fortress Energy, Inc. 6.75% 9/15/25 (d)	6,830,000	6,287,553
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	3,455,000	3,301,181
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (d)	3,455,000	3,361,680
8.75% 6/15/31 (d)	1,840,000	1,799,786
Occidental Petroleum Corp.:
4.3% 8/15/39	880,000	692,287
4.4% 4/15/46	1,750,000	1,325,625
4.5% 7/15/44	815,000	631,625
5.875% 9/1/25	1,665,000	1,667,081
6.2% 3/15/40	980,000	956,725
6.6% 3/15/46	2,590,000	2,655,268
6.625% 9/1/30	3,140,000	3,273,450
6.95% 7/1/24	1,308,000	1,320,818
7.5% 5/1/31	10,215,000	11,094,512
8.875% 7/15/30	6,715,000	7,738,366
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	5,755,000	5,352,150
7.25% 6/15/25	5,150,000	5,132,799
SM Energy Co.:
6.5% 7/15/28	920,000	862,629
6.625% 1/15/27	1,145,000	1,100,512
6.75% 9/15/26	805,000	777,223
Southwestern Energy Co.:
4.75% 2/1/32	2,135,000	1,847,153
5.375% 2/1/29	4,415,000	4,111,378
Strathcona Resources Ltd. 6.875% 8/1/26 (d)	6,630,000	5,585,775
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	2,280,000	2,029,632
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)	2,370,000	2,058,890
Tullow Oil PLC 10.25% 5/15/26 (d)	5,050,000	3,727,531
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	2,220,000	1,931,463
4.125% 8/15/31 (d)	2,220,000	1,913,816
Viper Energy Partners LP 5.375% 11/1/27 (d)	1,105,000	1,062,706
		184,604,509
Environmental - 0.4%
Covanta Holding Corp. 4.875% 12/1/29 (d)	1,355,000	1,175,638
Madison IAQ LLC:
4.125% 6/30/28 (d)	1,795,000	1,550,990
5.875% 6/30/29 (d)	2,775,000	2,112,348
Stericycle, Inc. 3.875% 1/15/29 (d)	1,645,000	1,450,791
		6,289,767
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	1,655,000	1,438,987
4.625% 1/15/27 (d)	4,615,000	4,388,091
4.875% 2/15/30 (d)	6,890,000	6,304,350
BellRing Brands, Inc. 7% 3/15/30 (d)	845,000	856,720
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	1,470,000	807,935
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	960,000	810,895
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	2,200,000	2,084,568
		16,691,546
Food/Beverage/Tobacco - 1.9%
C&S Group Enterprises LLC 5% 12/15/28 (d)	1,905,000	1,479,023
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)	1,465,000	1,328,858
7.5% 4/15/25 (d)	450,000	446,952
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	1,702,000	1,702,000
Kraft Heinz Foods Co.:
4.375% 6/1/46	645,000	541,515
4.875% 10/1/49	3,225,000	2,902,674
5.5% 6/1/50	855,000	840,126
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	2,290,000	2,039,318
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	1,350,000	1,191,896
5.5% 10/15/27 (d)	5,775,000	5,552,711
6.875% 5/1/25 (d)	995,000	997,209
Post Holdings, Inc.:
4.625% 4/15/30 (d)	625,000	547,309
5.75% 3/1/27 (d)	282,000	276,552
TreeHouse Foods, Inc. 4% 9/1/28	860,000	740,047
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	5,345,000	4,458,662
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	1,110,000	999,138
4.75% 2/15/29 (d)	3,100,000	2,827,329
United Natural Foods, Inc. 6.75% 10/15/28 (d)	1,810,000	1,688,187
		30,559,506
Gaming - 2.4%
Affinity Gaming LLC 6.875% 12/15/27 (d)	890,000	778,928
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	2,860,000	2,465,620
8.125% 7/1/27 (d)	6,225,000	6,343,214
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)	4,380,000	4,105,398
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	2,925,000	2,552,999
6.75% 1/15/30 (d)	5,120,000	4,166,131
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	935,000	936,169
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	1,245,000	1,092,998
Station Casinos LLC 4.625% 12/1/31 (d)	3,685,000	3,063,893
Studio City Finance Ltd. 6.5% 1/15/28 (d)	5,015,000	4,112,300
VICI Properties LP / VICI Note Co.:
4.5% 9/1/26 (d)	4,310,000	4,084,975
4.625% 6/15/25 (d)	5,180,000	4,999,184
		38,701,809
Healthcare - 6.2%
1375209 BC Ltd. 9% 1/30/28 (d)	1,023,000	1,020,312
AHP Health Partners, Inc. 5.75% 7/15/29 (d)	2,665,000	2,265,250
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	2,290,000	1,997,676
4.625% 7/15/28 (d)	3,345,000	3,094,021
Bausch Health Companies, Inc.:
11% 9/30/28 (d)	1,819,000	1,373,345
14% 10/15/30 (d)	359,000	223,957
Centene Corp.:
3.375% 2/15/30	2,690,000	2,319,345
4.625% 12/15/29	3,825,000	3,547,305
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	740,000	649,498
4% 3/15/31 (d)	2,080,000	1,787,157
4.25% 5/1/28 (d)	735,000	667,792
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	11,675,000	8,388,805
5.25% 5/15/30 (d)	4,900,000	3,680,477
6% 1/15/29 (d)	3,475,000	2,801,997
6.125% 4/1/30 (d)	5,840,000	3,154,478
6.875% 4/15/29 (d)	2,815,000	1,583,043
8% 3/15/26 (d)	5,205,000	4,860,068
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	2,495,000	1,979,434
4.625% 6/1/30 (d)	6,965,000	5,965,142
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,619,640
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	1,085,000	917,856
HealthEquity, Inc. 4.5% 10/1/29 (d)	1,005,000	892,408
Hologic, Inc. 3.25% 2/15/29 (d)	2,525,000	2,205,168
IQVIA, Inc. 6.5% 5/15/30 (d)	1,875,000	1,906,706
Jazz Securities DAC 4.375% 1/15/29 (d)	1,980,000	1,774,041
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	2,430,000	2,078,823
3.875% 5/15/32 (d)	3,315,000	2,762,188
4.375% 6/15/28 (d)	1,835,000	1,683,358
Mozart Borrower LP 3.875% 4/1/29 (d)	2,005,000	1,729,222
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	3,005,000	2,675,175
5.125% 4/30/31 (d)	2,995,000	2,541,414
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	2,295,000	1,532,372
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)	124,000	123,195
10% 4/15/27 (d)	1,768,000	1,815,458
Tenet Healthcare Corp.:
4.25% 6/1/29	4,530,000	4,067,895
4.375% 1/15/30	6,565,000	5,849,429
6.125% 10/1/28	7,085,000	6,715,195
6.125% 6/15/30 (d)	3,680,000	3,556,648
6.875% 11/15/31	330,000	318,038
		101,123,331
Homebuilders/Real Estate - 1.4%
Arcosa, Inc. 4.375% 4/15/29 (d)	1,425,000	1,286,326
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)	1,380,000	1,162,346
6.625% 1/15/28 (d)	40,000	37,502
Kennedy-Wilson, Inc.:
4.75% 3/1/29	2,190,000	1,720,525
5% 3/1/31	2,190,000	1,637,025
New Home Co., Inc. 7.25% 10/15/25 (d)	1,685,000	1,550,200
Starwood Property Trust, Inc. 4.75% 3/15/25	2,420,000	2,270,532
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (d)	2,945,000	2,856,650
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	769,552
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	2,035,000	1,631,925
6.5% 2/15/29 (d)	3,300,000	2,114,861
10.5% 2/15/28 (d)	4,250,000	4,123,449
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	1,185,000	1,038,854
		22,199,747
Hotels - 0.8%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)	5,095,000	5,514,976
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	1,470,000	1,215,486
3.75% 5/1/29 (d)	1,650,000	1,456,258
5.375% 5/1/25 (d)	3,525,000	3,502,592
Lindblad Expeditions LLC 6.75% 2/15/27 (d)	2,120,000	1,976,900
		13,666,212
Insurance - 1.8%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)	9,401,000	8,907,683
10.125% 8/1/26 (d)	2,450,000	2,477,886
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (d)	3,030,000	2,599,168
6.75% 10/15/27 (d)	9,895,000	9,222,259
AmWINS Group, Inc. 4.875% 6/30/29 (d)	1,400,000	1,249,560
AssuredPartners, Inc. 5.625% 1/15/29 (d)	1,445,000	1,250,233
HUB International Ltd. 7% 5/1/26 (d)	1,395,000	1,374,065
USI, Inc. 6.875% 5/1/25 (d)	3,250,000	3,195,225
		30,276,079
Leisure - 2.7%
Carnival Corp.:
5.75% 3/1/27 (d)	5,135,000	4,395,743
9.875% 8/1/27 (d)	4,130,000	4,262,854
10.5% 2/1/26 (d)	2,400,000	2,494,015
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	735,000	666,753
5.875% 2/15/27 (d)	2,890,000	2,741,031
7.75% 2/15/29 (d)	2,575,000	2,329,016
NCL Finance Ltd. 6.125% 3/15/28 (d)	910,000	775,775
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	4,375,000	4,009,090
5.375% 7/15/27 (d)	1,975,000	1,819,878
5.5% 8/31/26 (d)	4,495,000	4,226,016
7.25% 1/15/30 (d)	1,620,000	1,634,456
11.625% 8/15/27 (d)	8,060,000	8,743,665
Studio City Co. Ltd. 7% 2/15/27 (d)	2,315,000	2,152,950
Vail Resorts, Inc. 6.25% 5/15/25 (d)	1,435,000	1,438,584
Viking Cruises Ltd. 13% 5/15/25 (d)	2,135,000	2,243,694
		43,933,520
Metals/Mining - 2.3%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)	2,670,000	2,403,187
Alpha Natural Resources, Inc. 9.75% 12/31/99 (b)(e)	1,099,000	0
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	1,465,000	1,301,744
4.875% 3/1/31 (d)	1,465,000	1,251,892
Constellium NV 5.875% 2/15/26 (d)	990,000	975,323
ERO Copper Corp. 6.5% 2/15/30 (d)	8,865,000	7,737,483
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)	3,930,000	3,807,188
6.875% 10/15/27 (d)	2,995,000	2,837,763
7.5% 4/1/25 (d)	1,925,000	1,919,345
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)	1,615,000	1,364,951
5.125% 5/15/24 (d)	770,000	769,469
5.875% 4/15/30 (d)	4,300,000	4,057,421
Howmet Aerospace, Inc. 5.95% 2/1/37	1,505,000	1,505,548
HudBay Minerals, Inc. 6.125% 4/1/29 (d)	4,755,000	4,270,243
Mineral Resources Ltd.:
8% 11/1/27 (d)	2,835,000	2,843,250
8.5% 5/1/30 (d)	680,000	682,550
		37,727,357
Paper - 0.8%
Berry Global, Inc. 5.625% 7/15/27 (d)	1,110,000	1,094,738
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)	1,070,000	1,013,246
8.75% 4/15/30 (d)	6,430,000	5,561,616
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	3,050,000	2,415,356
Mercer International, Inc. 5.125% 2/1/29	2,220,000	1,755,307
SPA Holdings 3 OY 4.875% 2/4/28 (d)	1,770,000	1,468,984
		13,309,247
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	7,635,000	6,554,446
CEC Entertainment LLC 6.75% 5/1/26 (d)	2,250,000	2,151,220
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (d)	1,325,000	1,277,751
Papa John's International, Inc. 3.875% 9/15/29 (d)	870,000	728,625
Yum! Brands, Inc. 4.625% 1/31/32	2,585,000	2,348,723
		13,060,765
Services - 5.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	4,114,000	3,843,217
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	1,050,000	777,000
Aramark Services, Inc. 6.375% 5/1/25 (d)	3,410,000	3,384,425
ASGN, Inc. 4.625% 5/15/28 (d)	5,875,000	5,293,733
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (d)	1,328,000	1,088,277
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)	1,470,000	1,323,982
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	2,405,000	2,155,265
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	15,565,000	14,323,125
CoreCivic, Inc. 8.25% 4/15/26	3,735,000	3,735,957
CoreLogic, Inc. 4.5% 5/1/28 (d)	4,470,000	3,595,355
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	9,979,000	9,687,738
Hertz Corp.:
4.625% 12/1/26 (d)	1,680,000	1,498,106
5% 12/1/29 (d)	2,190,000	1,758,191
5.5% 10/15/24 (b)(d)(e)	3,155,000	70,988
6% 1/15/28 (b)(d)(e)	3,900,000	229,125
6.25% 12/31/49 (b)(e)	2,880,000	3,600
7.125% 8/1/26 (b)(d)(e)	3,980,000	318,400
OpenLane, Inc. 5.125% 6/1/25 (d)	178,000	176,293
Sabre GLBL, Inc. 7.375% 9/1/25 (d)	2,500,000	2,114,079
Service Corp. International 5.125% 6/1/29	1,845,000	1,752,750
The GEO Group, Inc.:
9.5% 12/31/28 (d)	6,055,000	5,918,763
10.5% 6/30/28	2,453,000	2,461,069
Uber Technologies, Inc.:
4.5% 8/15/29 (d)	17,310,000	15,789,812
6.25% 1/15/28 (d)	2,145,000	2,134,275
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	1,640,000	1,463,072
		84,896,597
Steel - 0.1%
Commercial Metals Co. 3.875% 2/15/31	1,125,000	945,947
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	690,000	610,650
		1,556,597
Super Retail - 1.7%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	621,092
4.625% 11/15/29 (d)	1,520,000	1,339,800
4.75% 3/1/30	680,000	595,597
5% 2/15/32 (d)	1,520,000	1,304,035
Bath & Body Works, Inc. 6.625% 10/1/30 (d)	5,045,000	4,807,112
Carvana Co. 4.875% 9/1/29 (d)	1,980,000	992,918
EG Global Finance PLC:
6.75% 2/7/25 (d)	12,050,000	11,580,894
8.5% 10/30/25 (d)	2,520,000	2,429,860
Macy's Retail Holdings LLC 6.125% 3/15/32 (d)	1,065,000	902,588
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	2,370,000	1,824,900
7.875% 5/1/29 (d)	3,590,000	2,205,840
		28,604,636
Technology - 4.6%
Athenahealth Group, Inc. 6.5% 2/15/30 (d)	6,520,000	5,370,407
Block, Inc.:
2.75% 6/1/26	2,555,000	2,299,219
3.5% 6/1/31	2,555,000	2,086,881
CA Magnum Holdings 5.375% 10/31/26 (d)	770,000	667,157
Camelot Finance SA 4.5% 11/1/26 (d)	2,285,000	2,144,190
Cloud Software Group, Inc. 9% 9/30/29 (d)	6,530,000	5,550,500
Coherent Corp. 5% 12/15/29 (d)	1,385,000	1,231,667
Elastic NV 4.125% 7/15/29 (d)	1,275,000	1,102,590
Gen Digital, Inc. 5% 4/15/25 (d)	6,075,000	5,933,684
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)	2,235,000	2,134,425
Match Group Holdings II LLC:
4.125% 8/1/30 (d)	2,335,000	1,981,785
5.625% 2/15/29 (d)	2,035,000	1,915,525
MicroStrategy, Inc. 6.125% 6/15/28 (d)	10,890,000	9,474,300
NCR Corp. 5.125% 4/15/29 (d)	1,775,000	1,552,677
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	1,450,000	1,278,265
onsemi 3.875% 9/1/28 (d)	3,110,000	2,808,423
Open Text Corp. 3.875% 12/1/29 (d)	2,200,000	1,832,309
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	3,095,000	2,620,017
4.125% 12/1/31 (d)	2,200,000	1,804,759
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	1,430,000	366,464
Roblox Corp. 3.875% 5/1/30 (d)	6,055,000	5,184,897
Seagate HDD Cayman:
8.25% 12/15/29 (d)	1,545,000	1,579,806
8.5% 7/15/31 (d)	1,410,000	1,444,460
Sensata Technologies BV 4% 4/15/29 (d)	2,480,000	2,209,015
Synaptics, Inc. 4% 6/15/29 (d)	1,210,000	1,013,375
TTM Technologies, Inc. 4% 3/1/29 (d)	2,215,000	1,876,103
Uber Technologies, Inc.:
7.5% 5/15/25 (d)	5,010,000	5,068,344
7.5% 9/15/27 (d)	2,765,000	2,836,356
		75,367,600
Telecommunications - 5.5%
Altice Financing SA:
5% 1/15/28 (d)	2,375,000	1,855,686
5.75% 8/15/29 (d)	7,480,000	5,702,994
Altice France SA:
5.125% 1/15/29 (d)	2,270,000	1,618,539
5.5% 1/15/28 (d)	4,825,000	3,658,701
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	9,965,000	8,571,893
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	1,280,000	1,054,694
5.625% 9/15/28 (d)	1,010,000	733,947
Consolidated Communications, Inc. 5% 10/1/28 (d)	1,320,000	933,900
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	2,480,000	2,077,112
5.875% 10/15/27 (d)	2,440,000	2,174,537
5.875% 11/1/29	615,475	430,974
6% 1/15/30 (d)	3,035,000	2,129,875
6.75% 5/1/29 (d)	2,795,000	2,061,659
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (b)(e)	7,570,000	1
6.5% 3/15/30 (d)	10,625,000	9,773,938
8.5% 10/15/24 (b)(d)(e)	2,965,000	0
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	2,520,000	2,088,815
6.75% 10/15/27 (d)	4,724,000	4,383,352
Level 3 Financing, Inc.:
3.75% 7/15/29 (d)	3,850,000	2,085,052
4.25% 7/1/28 (d)	3,420,000	1,967,407
Lumen Technologies, Inc. 4% 2/15/27 (d)	4,225,000	2,764,375
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)	1,700,000	1,449,081
6% 2/15/28 (d)	790,000	585,058
Sable International Finance Ltd. 5.75% 9/7/27 (d)	2,260,000	2,093,325
Sabre GLBL, Inc. 9.25% 4/15/25 (d)	1,820,000	1,738,100
SBA Communications Corp. 3.875% 2/15/27	5,020,000	4,626,975
Sprint Capital Corp. 8.75% 3/15/32	4,725,000	5,733,823
Telecom Italia SpA 5.303% 5/30/24 (d)	2,020,000	1,970,518
Uniti Group, Inc. 6% 1/15/30 (d)	6,860,000	4,226,720
Windstream Escrow LLC 7.75% 8/15/28 (d)	10,615,000	8,631,538
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	3,835,000	2,679,781
6.125% 3/1/28 (d)	2,115,000	1,274,347
		91,076,717
Textiles/Apparel - 0.5%
Crocs, Inc.:
4.125% 8/15/31 (d)	3,760,000	3,059,719
4.25% 3/15/29 (d)	3,735,000	3,217,030
Victoria's Secret & Co. 4.625% 7/15/29 (d)	1,665,000	1,277,592
		7,554,341
Transportation Ex Air/Rail - 0.4%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (d)	9,000	8,705
4.375% 5/1/26 (d)	7,000	6,464
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)	3,600,000	3,483,000
Seaspan Corp. 5.5% 8/1/29 (d)	3,695,000	2,905,379
		6,403,548
Utilities - 4.2%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)	5,885,000	5,477,320
DPL, Inc. 4.35% 4/15/29	9,480,000	8,392,121
NRG Energy, Inc. 3.875% 2/15/32 (d)	1,470,000	1,141,107
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	237,458
3.95% 12/1/47	2,495,000	1,690,012
4.55% 7/1/30	14,220,000	12,959,457
4.95% 7/1/50	23,225,000	18,083,924
PG&E Corp. 5.25% 7/1/30	9,430,000	8,521,649
Pike Corp. 5.5% 9/1/28 (d)	8,505,000	7,590,713
Vertiv Group Corp. 4.125% 11/15/28 (d)	3,055,000	2,732,311
Vistra Operations Co. LLC 5.625% 2/15/27 (d)	2,000,000	1,923,619
		68,749,691
TOTAL NONCONVERTIBLE BONDS		1,232,845,384
TOTAL CORPORATE BONDS (Cost $1,446,849,499)		1,286,880,352

Common Stocks - 4.5%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(h)	32,168	174,672
Broadcasting - 0.0%
iHeartMedia, Inc. (h)	8,204	19,443
Chemicals - 0.0%
Corteva, Inc.	10,266	549,128
Energy - 2.5%
California Resources Corp.	233,262	8,756,655
California Resources Corp. warrants 10/27/24 (h)	20,004	140,028
Chesapeake Energy Corp.	64,281	4,837,145
Denbury, Inc. (h)	42,041	3,790,837
Denbury, Inc. warrants 9/18/25 (h)	117,577	7,126,471
EP Energy Corp. (b)(h)	218,900	1,287,132
Forbes Energy Services Ltd. (b)(h)	72,087	1
Mesquite Energy, Inc. (b)(h)	214,437	12,572,423
Noble Corp. PLC:
warrants 2/4/28 (h)	27,051	678,439
warrants 2/4/28 (h)	27,051	622,173
PureWest Energy (b)(h)	2,832	27,612
PureWest Energy rights (b)(h)	1,707	0
Superior Energy Services, Inc. Class A (b)(h)	15,005	1,017,939
Tidewater, Inc. warrants 11/14/42 (h)	8,251	406,667
Tribune Resources, Inc. (b)(h)	182,155	191,263
TOTAL ENERGY		41,454,785
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(h)	1,330,466	864,803
Food & Drug Retail - 1.1%
Northeast Grocery, Inc. (b)(c)(h)	228,430	1,169,562
Southeastern Grocers, Inc. (b)(c)(h)	687,397	17,363,648
TOTAL FOOD & DRUG RETAIL		18,533,210
Gaming - 0.2%
Caesars Entertainment, Inc. (h)	57,808	2,370,706
Studio City International Holdings Ltd.:
ADR (d)(h)	25,434	146,500
(NYSE) ADR (h)	28,000	161,280
TOTAL GAMING		2,678,486
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (b)(h)	0	0
Frontier Communications Parent, Inc. (h)(i)	77,463	1,152,649
Intelsat Jackson Holdings SA:
Series A rights (b)(h)	10,413	91,322
Series B rights (b)(h)	10,413	336,652
TOTAL TELECOMMUNICATIONS		1,580,623
Textiles/Apparel - 0.3%
Intelsat Emergence SA (b)(h)	99,434	5,232,217
Utilities - 0.2%
Vistra Corp.	141,862	3,400,432
TOTAL COMMON STOCKS (Cost $39,285,211)		74,487,799

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
Utilities - 0.4%
PG&E Corp. (Cost $4,642,646)	40,800	5,997,600

Bank Loan Obligations - 7.4%
	Principal Amount (a)	Value ($)
Air Transportation - 1.1%
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 9.7746% 11/23/28 (b)(f)(j)(k)	7,270,465	7,001,458
2LN, term loan:
3 month U.S. LIBOR + 8.000% 13.16% 11/23/29 (b)(f)(j)(k)	9,743,000	9,383,483
CME Term SOFR 3 Month Index + 7.000% 12.0341% 11/23/29 (b)(f)(j)(k)	915,000	910,425
TOTAL AIR TRANSPORTATION		17,295,366
Banks & Thrifts - 0.1%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.6591% 2/1/27 (f)(j)(k)	1,059,465	1,006,820
Broadcasting - 0.1%
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1591% 8/14/26 (f)(j)(k)	1,130,162	1,115,188
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6662% 2/25/29 (f)(j)(k)	1,533,413	1,403,839
Chemicals - 0.5%
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5246% 5/7/25 (b)(f)(j)(k)	5,683,763	5,499,040
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.5246% 5/7/25 (f)(j)(k)	519,113	504,188
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.2836% 10/4/29 (f)(j)(k)	2,852,850	2,685,702
TOTAL CHEMICALS		8,688,930
Consumer Products - 0.1%
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 18.6% 5/8/26 (b)(f)(j)(k)	1,333,616	1,296,942
Diversified Financial Services - 0.8%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (b)(f)(k)	3,135,550	2,978,773
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7984% 4/20/30 (f)(j)(k)	238,033	235,355
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 5% 12/31/24 (b)(f)(j)(k)	10,281,109	10,207,085
TOTAL DIVERSIFIED FINANCIAL SERVICES		13,421,213
Energy - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(j)(k)	3,964,252	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(j)(k)	1,710,000	0
TOTAL ENERGY		0
Food/Beverage/Tobacco - 0.3%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4479% 5/16/29 (f)(j)(k)	1,875,575	1,819,889
Oatly Group AB Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.4819% 3/15/28 (b)(f)(j)(k)	2,820,000	2,707,200
TOTAL FOOD/BEVERAGE/TOBACCO		4,527,089
Gaming - 0.0%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.03% 10/20/24 (f)(j)(k)	303,747	302,988
Healthcare - 0.0%
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2679% 11/1/28 (f)(j)(k)	287,100	280,551
Homebuilders/Real Estate - 0.5%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(f)(k)	9,553,815	9,076,124
Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 13.3646% 5/29/26 (f)(j)(k)	1,432,763	881,149
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4037% 2/15/27 (f)(j)(k)	212,313	201,166
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5593% 11/6/27 (f)(j)(k)	1,245,002	1,212,084
USI, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6483% 11/22/29 (f)(j)(k)	434,815	427,680
TOTAL INSURANCE		1,840,930
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6537% 8/17/28 (f)(j)(k)	42,774	42,488
Services - 1.9%
ABG Intermediate Holdings 2 LLC Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2534% 12/20/29 (f)(j)(k)	165,000	152,625
Ascend Learning LLC 2LN, term loan 1 month U.S. LIBOR + 5.750% 11.0034% 12/10/29 (f)(j)(k)	305,000	260,266
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2534% 8/19/28 (f)(j)(k)	4,278,500	3,921,374
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.5625% 6/2/28 (f)(j)(k)	5,790,304	5,164,604
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.405% 6/13/25 (f)(j)(k)	4,035,000	3,412,117
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.655% 6/13/24 (f)(j)(k)	6,500,905	6,168,969
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 13.4091% 8/22/25 (f)(j)(k)	2,230,000	2,138,949
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (f)(j)(k)	5,535,000	4,942,312
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (f)(j)(k)	7,005,703	5,595,806
TOTAL SERVICES		31,757,022
Super Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 3/5/28 (f)(j)(k)	2,616,326	2,536,528
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 4/15/28 (f)(j)(k)	918,638	805,535
TOTAL SUPER RETAIL		3,342,063
Technology - 1.5%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 8/10/25 (f)(j)(k)	4,897,436	3,751,436
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5979% 2/15/29 (f)(j)(k)	2,822,513	2,653,162
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (j)(k)(l)	346,739	325,935
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.5246% 4/30/25 (f)(j)(k)	1,566,200	1,558,369
Epicor Software Corp. 2LN, term loan 1 month U.S. LIBOR + 7.750% 13.0034% 7/31/28 (f)(j)(k)	1,945,000	1,929,032
UKG, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8954% 5/4/26 (f)(j)(k)	689,975	665,053
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (f)(j)(k)	3,898,700	3,739,711
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.2706% 5/3/27 (f)(j)(k)	10,280,000	9,652,920
TOTAL TECHNOLOGY		24,275,618
Telecommunications - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4863% 8/15/28 (f)(j)(k)	1,053,250	875,956
TOTAL BANK LOAN OBLIGATIONS (Cost $129,541,506)		121,430,276

Preferred Securities - 1.8%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 1.3%
Bank of America Corp.:
6.1% (f)(m)	3,690,000	3,597,750
6.25% (f)(m)	2,310,000	2,267,265
Citigroup, Inc. 9.3407% (f)(j)(m)	1,680,000	1,671,600
JPMorgan Chase & Co. 6% (f)(m)	11,680,000	11,616,928
Wells Fargo & Co. 5.9% (f)(m)	1,955,000	1,928,119
TOTAL BANKS & THRIFTS		21,081,662
Diversified Financial Services - 0.3%
Charles Schwab Corp. 5.375% (f)(m)	4,340,000	4,171,912
Energy - 0.0%
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 12.2963% (e)(f)(j)(m)	204,000	129,030
Insurance - 0.2%
Alliant Holdings Intermediate LLC 9.75% (b)(m)	4,000,000	3,465,200
TOTAL PREFERRED SECURITIES (Cost $30,177,967)		28,847,804

Other - 1.4%
	Shares	Value ($)
Other - 1.4%
Fidelity Private Credit Central Fund LLC (c)(n) (Cost $23,148,815)	2,327,615	23,066,656

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (o)	54,110,577	54,121,399
Fidelity Securities Lending Cash Central Fund 5.14% (o)(p)	585,691	585,750
TOTAL MONEY MARKET FUNDS (Cost $54,707,149)		54,707,149

TOTAL INVESTMENT IN SECURITIES - 97.2% (Cost $1,728,352,793)	1,595,417,636
NET OTHER ASSETS (LIABILITIES) - 2.8%	45,320,048
NET ASSETS - 100.0%	1,640,737,684

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,550,858 or 4.9% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $966,408,061 or 58.9% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Non-income producing
(i)	Security or a portion of the security is on loan at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $346,739 and $325,935, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	12/09/21 - 5/31/23	23,148,811

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	9,239,670

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,687,240

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,913,114

New Cotai LLC/New Cotai Capital Corp.	9/11/20	6,590,796

Northeast Grocery, Inc.	11/08/21	90,888

Southeastern Grocers, Inc.	6/01/18 - 4/26/19	5,072,958

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	99,248,396	457,946,640	503,073,637	1,925,292	-	-	54,121,399	0.1%
Fidelity Private Credit Central Fund LLC	11,189,162	14,170,382	2,293,998	1,678,134	335	775	23,066,656	3.7%
Fidelity Securities Lending Cash Central Fund 5.14%	10,580,000	31,337,128	41,331,378	2,044	-	-	585,750	0.0%
Total	121,017,558	503,454,150	546,699,013	3,605,470	335	775	77,773,805

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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